U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

September 5, 2013

VIA EDGAR TRANSMISSION

Mr. Larry L. Greene
U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington D.C. 20549

Re:	Loeb King Trust (the “Trust”)

Dear Mr. Greene:

Transmitted herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the registration statement for the Trust. The purpose of this filing is to reflect the revisions to the registration statement made in response to your July 10, 2013 comments regarding the Trust’s registration statement filed on June 12, 2013, make certain other revisions as appropriate and file any outstanding exhibits to the registration statement.

Additionally, please note that correspondence on behalf of the Trust and its principal underwriter requesting effectiveness of the Amendment is also filed herewith.

If you have any additional questions or require further information, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
Assistant Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust